Series A Preferred Convertible Security (Details) - USD ($)	Aug. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Nov. 09, 2022
Series A Preferred Convertible Security [Line Items ]
Purchased principal amount (in Dollars)	$ 1,004,705			$ 3,333,333.33
Common stock, par value (in Dollars per share)	$ 0.01
Discount rate	85.00%
Share reserved				20,911,474
Preference shares [member]
Series A Preferred Convertible Security [Line Items ]
Common stock, par value (in Dollars per share)	$ 0.01
Alternate conversion price (in Dollars per share)	$ 0.0787
Purchase of shares	3,182,250
Exercise price	850
Purchase of preferred shares	8,235
Ordinary shares [member]
Series A Preferred Convertible Security [Line Items ]
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Exercise price	0.44
Warrant Conversion [Member]
Series A Preferred Convertible Security [Line Items ]
Common stock, par value (in Dollars per share)	$ 0.4
Share reserved				1,754,386
Common Share Conversion [Member]
Series A Preferred Convertible Security [Line Items ]
Share reserved				19,157,088